Financial Risk Management - Schedule of Balances in Foreign Currencies (Detail) - Foreign exchange risk [Member] - CAD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Foreign Currency Fair Value Hedge Derivative [Line Items]
Trade payables	$ 63	$ 51
Cash	5	13
Interest, taxes, and other receivables	$ 9	$ 8